WARRANTS (Details) - $ / shares	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Closing price of share for threshold consecutive trading days	30 days	30 days
Fair value of Series H preferred stock (in dollars per share)	$ 9.20	$ 9.20
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00	$ 18.00
Percentage of gross proceeds on total equity proceeds	60.00%	60.00%
Adjustment of exercise price of warrants based on market value (as a percent)	115.00%	115.00%
Percentage of adjustment of redemption price of stock based on market value.	180.00%	180.00%
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		30 days
Redemption of warrants when the price per Class A ordinary share equals or exceeds $18.00
Class of Warrant or Right [Line Items]
Redemption price per warrant	$ 0.01	$ 0.01
Closing price of share for threshold trading days	20 days	20 days
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Fair value of Series H preferred stock (in dollars per share)	$ 18.00	$ 18.00
Redemption of warrants when the price per Class A ordinary share equals or exceeds $10.00
Class of Warrant or Right [Line Items]
Redemption price per warrant	$ 0.10	$ 0.10
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Fair value of Series H preferred stock (in dollars per share)	$ 10.00	$ 10.00
Stock price trigger for redemption of public warrants (in dollars per share)	$ 10.00	$ 10.00